Consolidated Balance Sheets - USD ($)		Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents		$ 4,531,266	$ 882,770
Restricted cash			214,144
Accounts receivable, net		6,758,162	4,264,257
Accounts receivable-related parties, net		351,472	2,919,215
Advances to suppliers		6,541,323	3,202,313
Prepaid expenses		296,494
Inventories, net		542,384	254,678
Loan receivable - related party			519,331
Cryptocurrencies, net		829,165
Other current assets		1,218,148	173,026
TOTAL CURRENT ASSETS		21,068,414	12,429,734
Non-current accounts receivable, net			1,839,230
Non-current accounts receivable-related parties, net			1,323,196
Property, equipment and software, net		21,562,084	10,851,899
Right-of-use assets		896,505
Long-term investments		679,807	30,592
Other assets, non-current net		2,948,681	4,302,000
TOTAL ASSETS		47,155,491	30,776,651
CURRENT LIABILITIES
Short-term bank loans		7,792,125	6,210,176
Accounts payable		9,872,924	14,857,436
Accounts payable-related parties			69,585
Advances from customers		458,158	315,924
Advances from customers-related parties		121,059	161,063
Amounts due to related parties		3,145,260	137,664
Accrued payroll and benefits		252,827	231,598
Other payables and accrued expenses		4,893,499	6,636,097
Other taxes payable		379,925
Convertible note payable, net of debt discounts			1,180,908
Lease liability-current		427,372
TOTAL CURRENT LIABILITIES		27,343,149	29,800,451
Lease liability		561,843
TOTAL LIABILITIES		27,904,992	29,800,451
EQUITY
Ordinary shares, 2021 and 2020: par $0; authorized capital 100,000,000 shares; shares issued and outstanding, 2021: 15,513,605 shares; 2020: 8,486,956 shares;	[1]	161,098,010	131,247,787
Additional paid-in capital		22,447,083	15,643,404
Reserve		14,044,269	14,044,269
Accumulated deficit		(202,137,403)	(192,212,544)
Accumulated other comprehensive income		23,800,299	23,612,413
Total equity (deficit) of the Company		19,252,258	(7,664,671)
Non-controlling interest		(1,759)	8,640,871
TOTAL EQUITY		19,250,499	976,200
TOTAL LIABILITIES AND EQUITY		$ 47,155,491	$ 30,776,651

[1]	On July 30, 2020, the Company implemented a one-for-six reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all references to number of shares, and to per share information in the consolidated financial statements have been retroactively adjusted.